Income Taxes, Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Tax Reform Act, Amount	$ 164	$ (3,713)	$ 0
Current:
Federal	2,382	3,507	6,712
State and local	1,140	561	1,395
Foreign	170	183	175
Total current	3,692	4,251	8,282
Deferred:
Federal	1,706	156	1,498
State and local	236	564	296
Foreign	28	(54)	(1)
Total deferred	1,970	666	1,793
Income tax expense	$ 5,662	$ 4,917	$ 10,075